Accounts payable and accrued expenses: (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued expenses:
Schedule of accounts payable and accrued expenses

		December 31,
	2024		2025
Suppliers	Ps.	325,701	Ps.	624,413
Taxes payable		712,448		535,837
Use rights of assets under concession		355,809		506,881
Accounts payable to related parties (Note 16.1)		101,266		98,507
Salaries payable		234,133		288,670
Sundry creditors for services provided		1,143,956		1,375,147
Accounts payable to contractors		38,241		29,250
Total	Ps.	2,911,554	Ps.	3,458,705